TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica PIMCO Total Return VP (the “portfolio”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the portfolio is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Pacific Investment Management Company LLC

Portfolio Managers:

Mark R. Kiesel	Portfolio Manager	since 2014
Scott A. Mather	Portfolio Manager	since 2014
Mohit Mittal	Portfolio Manager	since 2019

Effective immediately, the following replaces the information in the Prospectus relating to the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica PIMCO Total Return VP

Name	Employer	Positions Over Past Five Years
Mark R. Kiesel	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2014; Employee of Pacific Investment Management Company LLC since 1996; Managing Director, global head of corporate bond portfolio management

Scott A. Mather	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2014; Employee of Pacific Investment Management Company LLC since 1998; Managing Director, previously head of global portfolio management

Mohit Mittal	Pacific Investment Management Company LLC	Portfolio Manager of the fund since 2019; Employee of Pacific Investment Management Company LLC since 2007; Managing Director, member of the Americas portfolio committee

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

Transamerica PIMCO Total Return VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Mark Kiesel	22	$130.76 billion	58	$68.08 billion	123	$66.03 billion
Scott Mather	23	$103.37 billion	20	$11.71 billion	135	$63.09 billion
Mohit Mittal*	15	$31 billion	18	$20 billion	132	$79 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Mark Kiesel	0	$0	0	$0	0	$0
Scott Mather	0	$0	0	$0	0	$0
Mohit Mittal*	0	$0	3	$3 billion	5	$1 billion

*	As of October 31, 2019

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Investors Should Retain this Supplement for Future Reference

December 17, 2019